Income Taxes (Schedule of Components of Income Tax Provision) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income tax provision (benefit), Federal, current	$ 89,449	$ 167,172	$ 96,725
Income tax provision (benefit), Federal, deferred	(41,090)	(30,111)	28,138
Income tax provision (benefit), Federal	48,359	137,061	124,863
Income tax provision (benefit), State and Puerto Rico, current	18,025	27,805	8,111
Income tax provision (benefit), State and Puerto Rico, deferred	(1,935)	(8,151)	1,819
Income tax provision (benefit), State and Puerto Rico	16,090	19,654	9,930
Income tax provision (benefit), Foreign, current	100,467	75,431	68,605
Income tax provision (benefit), Foreign, deferred	(44,108)	(71,001)	(87,565)
Income tax provision (benefit), Foreign	56,359	4,430	(18,960)
Income tax provision	120,808	161,145	115,833
Earnings (loss) before income taxes and noncontrolling interest:
Earnings before income taxes and noncontrolling interest, domestic	513,805	690,545	537,009
Earnings before income taxes and noncontrolling interest, foreign	233,535	113,534	117,627
Earnings before income taxes and noncontrolling interest	$ 747,340	$ 804,079	$ 654,636